UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05719
BNY Mellon Stock Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Stock Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$14	0.27%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,546	506	0.93%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
32.9%
Financials
13.9%
Consumer Discretionary
10.3%
Communication Services
9.7%
Health Care
9.3%
Industrials
8.5%
Consumer Staples
5.5%
Energy
2.9%
Utilities
2.4%
Real Estate
2.0%
Materials
1.9%
Net Other Assets and Liabilities
0.7%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0763SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Stock Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$27	0.52%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,546	506	0.93%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0427SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Stock Index Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Stock Index Fund, Inc.
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Automobiles & Components — 1.9%
Aptiv PLC (a)	13,925	949,964
Ford Motor Co.	265,526	2,880,957
General Motors Co.	64,467	3,172,421
Tesla, Inc. (a)	187,952	59,704,832
		66,708,174
Banks — 3.5%
Bank of America Corp.	439,072	20,776,887
Citigroup, Inc.	125,407	10,674,644
Citizens Financial Group, Inc.	29,897	1,337,891
Fifth Third Bancorp	44,212	1,818,440
Huntington Bancshares, Inc.	96,122	1,611,005
JPMorgan Chase & Co.	186,382	54,034,006
KeyCorp	67,187	1,170,398
M&T Bank Corp.	10,866	2,107,895
Regions Financial Corp.	60,770	1,429,310
The PNC Financial Services Group, Inc.	26,644	4,966,974
Truist Financial Corp.	87,893	3,778,520
U.S. Bancorp	104,886	4,746,091
Wells Fargo & Co.	218,021	17,467,842
		125,919,903
Capital Goods — 6.0%
3M Co.	36,309	5,527,682
A. O. Smith Corp.	7,976	522,986
Allegion PLC	5,743	827,681
AMETEK, Inc.	15,608	2,824,424
Axon Enterprise, Inc. (a)	4,907	4,062,702
Builders FirstSource, Inc. (a)	7,916	923,718
Carrier Global Corp.	53,067	3,883,974
Caterpillar, Inc.	31,444	12,206,875
Cummins, Inc.	9,264	3,033,960
Deere & Co.	16,940	8,613,821
Dover Corp.	9,204	1,686,449
Eaton Corp. PLC	26,426	9,433,818
Emerson Electric Co.	37,713	5,028,274
Fastenal Co.	77,276	3,245,592
Fortive Corp.	22,143	1,154,315
GE Vernova, Inc.	18,241	9,652,225
Generac Holdings, Inc. (a)	3,949	565,536
General Dynamics Corp.	16,998	4,957,637
General Electric Co.	71,781	18,475,712
Honeywell International, Inc.	43,488	10,127,485
Howmet Aerospace, Inc.	27,425	5,104,615
Hubbell, Inc.	3,478	1,420,450
Huntington Ingalls Industries, Inc.	2,621	632,867
IDEX Corp.	5,247	921,216
Illinois Tool Works, Inc.	17,736	4,385,226
Ingersoll Rand, Inc.	27,133	2,256,923
Johnson Controls International PLC	44,235	4,672,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Capital Goods — 6.0% (continued)
L3Harris Technologies, Inc.	12,701	3,185,919
Lennox International, Inc.	2,168	1,242,784
Lockheed Martin Corp.	14,015	6,490,907
Masco Corp.	13,579	873,944
Nordson Corp.	3,538	758,441
Northrop Grumman Corp.	9,138	4,568,817
Otis Worldwide Corp.	26,066	2,581,055
PACCAR, Inc.	35,591	3,383,280
Parker-Hannifin Corp.	8,581	5,993,571
Pentair PLC	10,886	1,117,557
Quanta Services, Inc.	10,118	3,825,413
Rockwell Automation, Inc.	7,576	2,516,520
RTX Corp.	89,092	13,009,214
Snap-on, Inc.	3,565	1,109,357
Stanley Black & Decker, Inc.	10,591	717,540
Textron, Inc.	11,705	939,794
The Boeing Company (a)	50,674	10,617,723
Trane Technologies PLC	14,946	6,537,530
TransDigm Group, Inc.	3,731	5,673,508
United Rentals, Inc.	4,237	3,192,156
W.W. Grainger, Inc.	2,857	2,971,966
Westinghouse Air Brake Technologies Corp.	11,242	2,353,513
Xylem, Inc.	15,829	2,047,639
		211,856,412
Commercial & Professional Services — 1.2%
Automatic Data Processing, Inc.	27,211	8,391,872
Broadridge Financial Solutions, Inc.	7,804	1,896,606
Cintas Corp.	22,940	5,112,638
Copart, Inc. (a)	58,009	2,846,502
Dayforce, Inc. (a)	11,062	612,724
Equifax, Inc.	8,335	2,161,849
Jacobs Solutions, Inc.	8,253	1,084,857
Leidos Holdings, Inc.	8,986	1,417,631
Paychex, Inc.	21,514	3,129,426
Paycom Software, Inc.	3,564	824,710
Republic Services, Inc.	13,835	3,411,849
Rollins, Inc.	19,017	1,072,939
Veralto Corp.	16,302	1,645,687
Verisk Analytics, Inc.	9,565	2,979,498
Waste Management, Inc.	24,785	5,671,304
		42,260,092
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc. (a)	633,585	139,002,213
AutoZone, Inc. (a)	1,110	4,120,575
Best Buy Co., Inc.	13,164	883,699
CarMax, Inc. (a)	11,227	754,567
eBay, Inc.	30,447	2,267,084
Genuine Parts Co.	9,337	1,132,672
LKQ Corp.	17,311	640,680
Lowe’s Companies, Inc.	37,737	8,372,708
O’Reilly Automotive, Inc. (a)	56,914	5,129,659

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Discretionary Distribution & Retail — 5.8% (continued)
Pool Corp. (b)	2,567	748,229
Ross Stores, Inc.	22,080	2,816,967
The Home Depot, Inc.	66,727	24,464,787
The TJX Companies, Inc.	74,984	9,259,774
Tractor Supply Co.	34,951	1,844,364
Ulta Beauty, Inc. (a)	3,151	1,474,101
Williams-Sonoma, Inc.	8,295	1,355,154
		204,267,233
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	17,706	2,282,658
Deckers Outdoor Corp. (a)	9,333	961,952
Garmin Ltd.	10,252	2,139,797
Hasbro, Inc.	9,206	679,587
Lennar Corp., Cl. A	15,507	1,715,229
Lululemon Athletica, Inc. (a)	7,370	1,750,965
Mohawk Industries, Inc. (a)	2,770	290,407
NIKE, Inc., Cl. B	78,562	5,581,045
NVR, Inc. (a)	197	1,454,975
PulteGroup, Inc.	14,205	1,498,059
Ralph Lauren Corp.	2,989	819,823
Tapestry, Inc.	14,052	1,233,906
		20,408,403
Consumer Services — 2.1%
Airbnb, Inc., Cl. A (a)	28,951	3,831,375
Booking Holdings, Inc.	2,214	12,817,377
Caesars Entertainment, Inc. (a)	15,562	441,805
Carnival Corp. (a),(b)	70,413	1,980,014
Chipotle Mexican Grill, Inc. (a)	90,176	5,063,382
Darden Restaurants, Inc.	7,633	1,663,765
Domino’s Pizza, Inc.	2,279	1,026,917
DoorDash, Inc., Cl. A (a)	23,343	5,754,283
Expedia Group, Inc.	7,752	1,307,607
Hilton Worldwide Holdings, Inc.	15,756	4,196,453
Las Vegas Sands Corp.	22,984	1,000,034
Marriott International, Inc., Cl. A	15,071	4,117,548
McDonald’s Corp.	48,274	14,104,215
MGM Resorts International (a)	12,654	435,171
Norwegian Cruise Line Holdings Ltd. (a)	29,816	604,669
Royal Caribbean Cruises Ltd.	16,947	5,306,784
Starbucks Corp.	76,498	7,009,512
Wynn Resorts Ltd.	6,102	571,574
Yum! Brands, Inc.	18,219	2,699,692
		73,932,177
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	29,792	29,492,293
Dollar General Corp.	14,848	1,698,314
Dollar Tree, Inc. (a)	13,485	1,335,554
Sysco Corp.	32,060	2,428,225
Target Corp.	30,505	3,009,318
The Kroger Company	41,297	2,962,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Staples Distribution & Retail — 2.0% (continued)
Walgreens Boots Alliance, Inc.	47,069	540,352
Walmart, Inc.	289,036	28,261,940
		69,728,230
Energy — 2.9%
APA Corp.	25,962	474,845
Baker Hughes Co.	64,549	2,474,809
Chevron Corp.	108,787	15,577,211
ConocoPhillips	84,862	7,615,516
Coterra Energy, Inc.	51,771	1,313,948
Devon Energy Corp.	41,997	1,335,925
Diamondback Energy, Inc.	12,583	1,728,904
EOG Resources, Inc.	37,616	4,499,250
EQT Corp.	39,739	2,317,578
Expand Energy Corp.	14,007	1,637,979
Exxon Mobil Corp.	288,919	31,145,468
Halliburton Co.	59,032	1,203,072
Hess Corp.	18,365	2,544,287
Kinder Morgan, Inc.	129,285	3,800,979
Marathon Petroleum Corp.	20,384	3,385,986
Occidental Petroleum Corp.	47,190	1,982,452
ONEOK, Inc.	41,961	3,425,276
Phillips 66	27,337	3,261,304
Schlumberger NV	90,959	3,074,414
Targa Resources Corp.	14,971	2,606,152
Texas Pacific Land Corp.	1,272	1,343,728
The Williams Companies, Inc.	82,427	5,177,240
Valero Energy Corp.	20,939	2,814,620
		104,740,943
Equity Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. (c)	10,800	784,404
American Tower Corp. (c)	31,548	6,972,739
AvalonBay Communities, Inc. (c)	9,543	1,942,001
BXP, Inc. (b),(c)	9,701	654,527
Camden Property Trust (c)	7,151	805,846
Crown Castle, Inc. (c)	29,240	3,003,825
Digital Realty Trust, Inc. (c)	21,080	3,674,876
Equinix, Inc. (c)	6,560	5,218,283
Equity Residential (c)	23,200	1,565,768
Essex Property Trust, Inc. (c)	4,292	1,216,353
Extra Space Storage, Inc. (c)	14,374	2,119,303
Federal Realty Investment Trust (c)	5,874	557,971
Healthpeak Properties, Inc. (c)	46,007	805,583
Host Hotels & Resorts, Inc. (c)	45,764	702,935
Invitation Homes, Inc. (c)	38,644	1,267,523
Iron Mountain, Inc. (c)	19,726	2,023,296
Kimco Realty Corp. (c)	45,879	964,377
Mid-America Apartment Communities, Inc. (c)	7,945	1,175,940
Prologis, Inc. (c)	61,640	6,479,597
Public Storage (c)	10,346	3,035,723
Realty Income Corp. (c)	60,507	3,485,808
Regency Centers Corp. (c)	10,835	771,777

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Equity Real Estate Investment Trusts — 1.9% (continued)
SBA Communications Corp. (c)	6,945	1,630,964
Simon Property Group, Inc. (c)	20,430	3,284,327
UDR, Inc. (c)	21,604	882,091
Ventas, Inc. (c)	29,582	1,868,103
VICI Properties, Inc. (c)	71,449	2,329,237
Welltower, Inc. (c)	41,625	6,399,011
Weyerhaeuser Co. (c)	48,570	1,247,763
		66,869,951
Financial Services — 8.3%
American Express Co.	37,118	11,839,900
Ameriprise Financial, Inc.	6,506	3,472,447
Apollo Global Management, Inc.	29,981	4,253,404
Berkshire Hathaway, Inc., Cl. B (a)	122,990	59,744,852
BlackRock, Inc.	9,711	10,189,267
Blackstone, Inc.	49,255	7,367,563
Capital One Financial Corp.	43,163	9,183,360
Cboe Global Markets, Inc.	6,739	1,571,602
CME Group, Inc.	24,101	6,642,718
Coinbase Global, Inc., Cl. A (a)	14,164	4,964,340
Corpay, Inc. (a)	4,703	1,560,549
FactSet Research Systems, Inc.	2,629	1,175,899
Fidelity National Information Services, Inc.	34,670	2,822,485
Fiserv, Inc. (a)	37,184	6,410,893
Franklin Resources, Inc. (b)	21,069	502,496
Global Payments, Inc.	15,742	1,259,990
Intercontinental Exchange, Inc.	38,796	7,117,902
Invesco Ltd.	29,758	469,284
Jack Henry & Associates, Inc.	4,686	844,277
KKR & Co., Inc.	45,662	6,074,416
MarketAxess Holdings, Inc.	2,704	603,911
Mastercard, Inc., Cl. A	54,467	30,607,186
Moody’s Corp.	10,351	5,191,958
Morgan Stanley	82,756	11,657,010
MSCI, Inc.	5,127	2,956,946
Nasdaq, Inc.	27,242	2,435,980
Northern Trust Corp.	13,588	1,722,823
PayPal Holdings, Inc. (a)	66,160	4,917,011
Raymond James Financial, Inc.	12,374	1,897,800
S&P Global, Inc.	21,020	11,083,636
State Street Corp.	18,880	2,007,699
Synchrony Financial	26,069	1,739,845
T. Rowe Price Group, Inc. (b)	14,936	1,441,324
The Bank of New York Mellon Corp.	47,998	4,373,098
The Charles Schwab Corp.	113,970	10,398,623
The Goldman Sachs Group, Inc.	20,557	14,549,217
Visa, Inc., Cl. A (b)	114,802	40,760,450
		295,812,161
Food, Beverage & Tobacco — 2.4%
Altria Group, Inc.	113,278	6,641,489
Archer-Daniels-Midland Co.	32,417	1,710,969
Brown-Forman Corp., Cl. B	14,904	401,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Food, Beverage & Tobacco — 2.4% (continued)
Bunge Global SA	8,291	665,602
Conagra Brands, Inc.	31,988	654,794
Constellation Brands, Inc., Cl. A	10,232	1,664,542
General Mills, Inc.	38,140	1,976,033
Hormel Foods Corp.	18,681	565,100
Kellanova	18,501	1,471,385
Keurig Dr. Pepper, Inc.	90,175	2,981,186
Lamb Weston Holdings, Inc.	10,195	528,611
McCormick & Co., Inc.	17,350	1,315,477
Molson Coors Beverage Co., Cl. B	11,860	570,347
Mondelez International, Inc., Cl. A	86,287	5,819,195
Monster Beverage Corp. (a)	47,682	2,986,801
PepsiCo, Inc.	91,725	12,111,369
Philip Morris International, Inc.	103,988	18,939,334
The Campbell’s Company (b)	13,419	411,292
The Coca-Cola Company	260,401	18,423,371
The Hershey Company	10,074	1,671,780
The J.M. Smucker Company	7,582	744,552
The Kraft Heinz Company	59,534	1,537,168
Tyson Foods, Inc., Cl. A	19,267	1,077,796
		84,869,260
Health Care Equipment & Services — 4.1%
Abbott Laboratories	116,765	15,881,208
Align Technology, Inc. (a)	4,758	900,832
Baxter International, Inc.	32,765	992,124
Becton, Dickinson and Co.	18,995	3,271,889
Boston Scientific Corp. (a)	99,243	10,659,691
Cardinal Health, Inc.	16,092	2,703,456
Cencora, Inc.	11,754	3,524,437
Centene Corp. (a)	33,611	1,824,405
CVS Health Corp.	85,101	5,870,267
DaVita, Inc. (a)	2,533	360,826
Dexcom, Inc. (a)	26,061	2,274,865
Edwards Lifesciences Corp. (a)	39,287	3,072,636
Elevance Health, Inc.	15,163	5,897,800
GE HealthCare Technologies, Inc.	30,527	2,261,135
HCA Healthcare, Inc.	11,990	4,593,369
Henry Schein, Inc. (a)	8,060	588,783
Hologic, Inc. (a)	15,697	1,022,817
Humana, Inc.	8,060	1,970,509
IDEXX Laboratories, Inc. (a)	5,553	2,978,296
Insulet Corp. (a)	4,535	1,424,806
Intuitive Surgical, Inc. (a)	24,041	13,064,120
Labcorp Holdings, Inc.	5,566	1,461,131
McKesson Corp.	8,382	6,142,162
Medtronic PLC	85,759	7,475,612
Molina Healthcare, Inc. (a)	3,565	1,062,013
Quest Diagnostics, Inc.	7,069	1,269,804
ResMed, Inc.	9,806	2,529,948
Solventum Corp. (a)	9,737	738,454
STERIS PLC	6,903	1,658,239

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 4.1% (continued)
Stryker Corp.	22,826	9,030,650
The Cigna Group	17,884	5,912,093
The Cooper Companies, Inc. (a)	13,640	970,622
UnitedHealth Group, Inc.	60,848	18,982,751
Universal Health Services, Inc., Cl. B	3,854	698,152
Zimmer Biomet Holdings, Inc.	13,626	1,242,827
		144,312,729
Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	16,246	1,561,403
Colgate-Palmolive Co.	54,103	4,917,963
Kenvue, Inc.	129,005	2,700,074
Kimberly-Clark Corp.	21,988	2,834,693
The Clorox Company	8,198	984,334
The Estee Lauder Companies, Inc., Cl. A	15,389	1,243,431
The Procter & Gamble Company	156,822	24,984,881
		39,226,779
Insurance — 2.0%
Aflac, Inc.	32,887	3,468,263
American International Group, Inc.	38,480	3,293,503
Aon PLC, Cl. A	14,493	5,170,523
Arch Capital Group Ltd.	25,230	2,297,191
Arthur J. Gallagher & Co.	17,309	5,540,957
Assurant, Inc.	3,328	657,247
Brown & Brown, Inc.	15,640	1,734,007
Chubb Ltd.	24,807	7,187,084
Cincinnati Financial Corp.	10,233	1,523,898
Erie Indemnity Co., Cl. A	1,623	562,840
Everest Group Ltd.	2,825	960,076
Globe Life, Inc.	5,825	723,989
Loews Corp.	12,030	1,102,670
Marsh & McLennan Cos., Inc.	32,865	7,185,604
MetLife, Inc.	37,217	2,992,991
Principal Financial Group, Inc.	13,099	1,040,454
Prudential Financial, Inc.	23,338	2,507,435
The Allstate Corp.	17,983	3,620,158
The Hartford Insurance Group, Inc.	19,081	2,420,806
The Progressive Corp.	39,565	10,558,316
The Travelers Companies, Inc.	15,048	4,025,942
W. R. Berkley Corp.	21,035	1,545,441
Willis Towers Watson PLC	6,879	2,108,414
		72,227,809
Materials — 1.9%
Air Products and Chemicals, Inc.	14,743	4,158,411
Albemarle Corp.	7,972	499,605
Amcor PLC	149,191	1,371,065
Avery Dennison Corp.	5,171	907,355
Ball Corp.	18,788	1,053,819
CF Industries Holdings, Inc.	10,792	992,864
Corteva, Inc.	46,858	3,492,327
Dow, Inc.	47,383	1,254,702
DuPont de Nemours, Inc.	27,500	1,886,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Materials — 1.9% (continued)
Eastman Chemical Co.	7,944	593,099
Ecolab, Inc.	16,855	4,541,411
Freeport-McMoRan, Inc.	97,163	4,212,016
International Flavors & Fragrances, Inc.	17,043	1,253,513
International Paper Co.	35,624	1,668,272
Linde PLC	31,571	14,812,482
LyondellBasell Industries NV, Cl. A (b)	16,990	983,041
Martin Marietta Materials, Inc.	4,098	2,249,638
Newmont Corp.	74,451	4,337,515
Nucor Corp.	15,994	2,071,863
Packaging Corp. of America	6,089	1,147,472
PPG Industries, Inc.	14,915	1,696,581
Smurfit WestRock PLC	33,972	1,465,892
Steel Dynamics, Inc.	8,827	1,129,944
The Mosaic Company	20,963	764,730
The Sherwin-Williams Company	15,430	5,298,045
Vulcan Materials Co.	8,858	2,310,344
		66,152,231
Media & Entertainment — 8.8%
Alphabet, Inc., Cl. A	390,108	68,748,733
Alphabet, Inc., Cl. C	315,086	55,893,106
Charter Communications, Inc., Cl. A (a)	6,252	2,555,880
Comcast Corp., Cl. A	249,097	8,890,272
Electronic Arts, Inc.	15,306	2,444,368
Fox Corp., Cl. A	14,997	840,432
Fox Corp., Cl. B	7,258	374,731
Live Nation Entertainment, Inc. (a),(b)	10,460	1,582,389
Match Group, Inc.	16,846	520,373
Meta Platforms, Inc., Cl. A	145,609	107,472,547
Netflix, Inc. (a)	28,524	38,197,344
News Corp., Cl. A	25,770	765,884
News Corp., Cl. B (b)	7,085	243,086
Omnicom Group, Inc.	13,649	981,909
Paramount Global, Cl. B (b)	34,138	440,380
Take-Two Interactive Software, Inc. (a)	11,417	2,772,618
The Interpublic Group of Companies, Inc.	26,109	639,148
The Walt Disney Company	120,904	14,993,305
TKO Group Holdings, Inc.	4,459	811,315
Warner Bros Discovery, Inc. (a)	153,212	1,755,810
		310,923,630
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
AbbVie, Inc.	118,604	22,015,274
Agilent Technologies, Inc.	19,578	2,310,400
Amgen, Inc.	35,794	9,994,043
Biogen, Inc. (a)	9,759	1,225,633
Bio-Techne Corp.	10,898	560,702
Bristol-Myers Squibb Co.	136,808	6,332,842
Charles River Laboratories International, Inc. (a)	3,532	535,910
Danaher Corp.	42,590	8,413,229
Eli Lilly & Co.	52,823	41,177,113
Gilead Sciences, Inc.	83,185	9,222,721

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.2% (continued)
Incyte Corp. (a)	10,831	737,591
IQVIA Holdings, Inc. (a)	11,250	1,772,888
Johnson & Johnson	161,682	24,696,925
Merck & Co., Inc.	167,912	13,291,914
Mettler-Toledo International, Inc. (a)	1,417	1,664,578
Moderna, Inc. (a)	22,949	633,163
Pfizer, Inc.	380,165	9,215,200
Regeneron Pharmaceuticals, Inc.	6,889	3,616,725
Revvity, Inc. (b)	8,180	791,170
Thermo Fisher Scientific, Inc.	25,261	10,242,325
Vertex Pharmaceuticals, Inc. (a)	17,402	7,747,370
Viatris, Inc.	77,835	695,067
Waters Corp. (a)	3,917	1,367,190
West Pharmaceutical Services, Inc.	4,915	1,075,402
Zoetis, Inc.	29,512	4,602,396
		183,937,771
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A (a)	20,139	2,821,877
CoStar Group, Inc. (a)	28,485	2,290,194
		5,112,071
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc. (a)	109,190	15,494,061
Analog Devices, Inc.	33,053	7,867,275
Applied Materials, Inc.	54,293	9,939,420
Broadcom, Inc.	315,396	86,938,908
Enphase Energy, Inc. (a)	8,859	351,259
First Solar, Inc. (a)	7,139	1,181,790
Intel Corp.	291,827	6,536,925
KLA Corp.	8,926	7,995,375
Lam Research Corp.	85,597	8,332,012
Microchip Technology, Inc.	36,119	2,541,694
Micron Technology, Inc.	74,515	9,183,974
Monolithic Power Systems, Inc.	3,321	2,428,913
NVIDIA Corp.	1,635,786	258,437,830
NXP Semiconductors NV	17,211	3,760,431
ON Semiconductor Corp. (a)	27,140	1,422,407
QUALCOMM, Inc.	73,314	11,675,988
Skyworks Solutions, Inc.	9,770	728,060
Teradyne, Inc.	11,308	1,016,815
Texas Instruments, Inc.	60,883	12,640,529
		448,473,666
Software & Services — 12.5%
Accenture PLC, Cl. A	42,159	12,600,903
Adobe, Inc. (a)	28,565	11,051,227
Akamai Technologies, Inc. (a)	9,546	761,389
ANSYS, Inc. (a)	6,038	2,120,666
Autodesk, Inc. (a)	14,065	4,354,102
Cadence Design Systems, Inc. (a)	18,467	5,690,606
Cognizant Technology Solutions Corp., Cl. A	32,832	2,561,881
CrowdStrike Holdings, Inc., Cl. A (a)	16,692	8,501,402
EPAM Systems, Inc. (a)	3,421	604,901

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Software & Services — 12.5% (continued)
Fair Isaac Corp. (a)	1,601	2,926,564
Fortinet, Inc. (a)	42,864	4,531,582
Gartner, Inc. (a)	5,213	2,107,199
Gen Digital, Inc.	36,535	1,074,129
GoDaddy, Inc., Cl. A (a)	9,463	1,703,908
International Business Machines Corp.	62,352	18,380,123
Intuit, Inc.	18,672	14,706,627
Microsoft Corp.	498,574	247,995,693
Oracle Corp.	109,072	23,846,411
Palantir Technologies, Inc., Cl. A (a)	142,649	19,445,912
Palo Alto Networks, Inc. (a)	44,276	9,060,641
PTC, Inc. (a)	7,546	1,300,478
Roper Technologies, Inc.	7,224	4,094,852
Salesforce, Inc.	64,393	17,559,327
ServiceNow, Inc. (a)	13,870	14,259,470
Synopsys, Inc. (a)	10,357	5,309,827
Tyler Technologies, Inc. (a)	2,933	1,738,800
VeriSign, Inc.	5,385	1,555,188
Workday, Inc., Cl. A (a)	14,708	3,529,920
		443,373,728
Technology Hardware & Equipment — 7.7%
Amphenol Corp., Cl. A	81,570	8,055,037
Apple, Inc.	1,001,841	205,547,718
Arista Networks, Inc. (a)	69,003	7,059,697
CDW Corp.	8,422	1,504,085
Cisco Systems, Inc.	267,933	18,589,192
Corning, Inc.	51,850	2,726,791
Dell Technologies, Inc., Cl. C	19,947	2,445,502
F5, Inc. (a)	3,655	1,075,740
Hewlett Packard Enterprise Co.	86,390	1,766,675
HP, Inc.	66,448	1,625,318
Jabil, Inc.	6,690	1,459,089
Juniper Networks, Inc.	21,269	849,271
Keysight Technologies, Inc. (a)	11,523	1,888,159
Motorola Solutions, Inc.	11,311	4,755,823
NetApp, Inc.	13,737	1,463,677
Ralliant Corp. (a)	71	3,443
Seagate Technology Holdings PLC	14,226	2,053,239
Super Micro Computer, Inc. (a)	34,013	1,666,977
TE Connectivity PLC	19,954	3,365,641
Teledyne Technologies, Inc. (a)	3,200	1,639,392
Trimble, Inc. (a)	16,867	1,281,555
Western Digital Corp.	24,043	1,538,512
Zebra Technologies Corp., Cl. A (a)	3,518	1,084,810
		273,445,343
Telecommunication Services — .9%
AT&T, Inc.	484,667	14,026,263
T-Mobile US, Inc.	32,042	7,634,327
Verizon Communications, Inc.	281,543	12,182,365
		33,842,955

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	8,100	777,195
CSX Corp.	124,413	4,059,596
Delta Air Lines, Inc.	43,883	2,158,166
Expeditors International of Washington, Inc.	9,278	1,060,012
FedEx Corp.	15,007	3,411,241
J.B. Hunt Transport Services, Inc.	5,015	720,154
Norfolk Southern Corp.	15,241	3,901,239
Old Dominion Freight Line, Inc.	12,574	2,040,760
Southwest Airlines Co. (b)	35,183	1,141,337
Uber Technologies, Inc. (a)	140,919	13,147,743
Union Pacific Corp.	39,841	9,166,617
United Airlines Holdings, Inc. (a)	22,623	1,801,469
United Parcel Service, Inc., Cl. B	49,636	5,010,258
		48,395,787
Utilities — 2.4%
Alliant Energy Corp.	17,725	1,071,831
Ameren Corp.	18,192	1,747,160
American Electric Power Co., Inc.	35,544	3,688,045
American Water Works Co., Inc.	13,385	1,861,987
Atmos Energy Corp. (b)	10,885	1,677,487
CenterPoint Energy, Inc.	44,401	1,631,293
CMS Energy Corp.	19,919	1,379,988
Consolidated Edison, Inc.	23,984	2,406,794
Constellation Energy Corp.	20,893	6,743,425
Dominion Energy, Inc.	56,300	3,182,076
DTE Energy Co.	13,659	1,809,271
Duke Energy Corp.	52,569	6,203,142
Edison International	25,767	1,329,577
Entergy Corp.	29,546	2,455,864
Evergy, Inc. (b)	14,961	1,031,262
Eversource Energy	25,098	1,596,735
Exelon Corp.	68,436	2,971,491
FirstEnergy Corp.	33,771	1,359,620
NextEra Energy, Inc.	137,823	9,567,673
NiSource, Inc.	31,012	1,251,024
NRG Energy, Inc.	13,568	2,178,749
PG&E Corp.	148,473	2,069,714
Pinnacle West Capital Corp.	7,570	677,288
PPL Corp.	48,100	1,630,109
Public Service Enterprise Group, Inc.	34,687	2,919,952
Sempra	43,921	3,327,894
The AES Corp.	49,717	523,023
The Southern Company	73,770	6,774,299
Vistra Corp.	22,599	4,379,912
WEC Energy Group, Inc.	20,982	2,186,324
Xcel Energy, Inc.	38,965	2,653,517
		84,286,526
Total Common Stocks (cost $673,744,131)		3,521,083,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $22,288,863)	4.47	22,288,863	22,288,863
Total Investments (cost $696,032,994)		99.9%	3,543,372,827
Cash and Receivables (Net)		.1%	2,253,099
Net Assets		100.0%	3,545,625,926

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $39,979,929 and the value of the collateral was
$40,265,233, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	69,658,059	177,078,549	(224,447,745)	22,288,863	971,852
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	292,105	12,847,201	(13,139,306)	-	28,564††
Total - .6%	69,950,164	189,925,750	(237,587,051)	22,288,863	1,000,416

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	84	9/19/2025	25,381,349	26,265,750	884,401
Gross Unrealized Appreciation					884,401
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $39,979,929)—Note 1(c):
Unaffiliated issuers	673,744,131	3,521,083,964
Affiliated issuers	22,288,863	22,288,863
Cash collateral held by broker—Note 4		2,344,000
Dividends and securities lending income receivable		1,897,627
Receivable for investment securities sold		354,462
Receivable for shares of Common Stock subscribed		205,484
Receivable for futures variation margin—Note 4		143,224
Prepaid expenses		14,468
		3,548,332,092
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		720,559
Payable for shares of Common Stock redeemed		1,766,165
Directors’ fees and expenses payable		32,124
Other accrued expenses		187,318
		2,706,166
Net Assets ($)		3,545,625,926
Composition of Net Assets ($):
Paid-in capital		672,984,460
Total distributable earnings (loss)		2,872,641,466
Net Assets ($)		3,545,625,926

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	3,481,858,073	63,767,853
Shares Outstanding	44,069,415	804,567
Net Asset Value Per Share ($)	79.01	79.26
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,242 foreign taxes withheld at source):
Unaffiliated issuers	22,299,320
Affiliated issuers	971,852
Interest	54,130
Affiliated income net of rebates from securities lending—Note 1(c)	28,564
Total Income	23,353,866
Expenses:
Management fee—Note 3(a)	4,098,779
Directors’ fees and expenses—Note 3(d)	153,762
Distribution Plan fees—Note 3(b)	77,324
Loan commitment fees—Note 2	40,733
Professional fees	37,003
Prospectus and shareholders’ reports	27,080
Chief Compliance Officer fees—Note 3(c)	15,577
Shareholder servicing costs—Note 3(c)	7,529
Shareholder and regulatory reports service fees—Note 3(c)	6,167
Miscellaneous	117,752
Total Expenses	4,581,706
Less—reduction in fees due to earnings credits—Note 3(c)	(244)
Net Expenses	4,581,462
Net Investment Income	18,772,404
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	37,073,214
Net realized gain (loss) on futures	671,456
Net Realized Gain (Loss)	37,744,670
Net change in unrealized appreciation (depreciation) on investments	146,512,678
Net change in unrealized appreciation (depreciation) on futures	2,760,228
Net Change in Unrealized Appreciation (Depreciation)	149,272,906
Net Realized and Unrealized Gain (Loss) on Investments	187,017,576
Net Increase in Net Assets Resulting from Operations	205,789,980
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	18,772,404	37,158,537
Net realized gain (loss) on investments	37,744,670	202,579,577
Net change in unrealized appreciation (depreciation) on investments	149,272,906	461,192,732
Net Increase (Decrease) in Net Assets Resulting from Operations	205,789,980	700,930,846
Distributions ($):
Distributions to shareholders:
Initial Shares	(213,328,839)	(234,789,824)
Service Shares	(3,901,763)	(4,461,319)
Total Distributions	(217,230,602)	(239,251,143)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	237,527,238	363,140,137
Service Shares	1,179,909	1,661,291
Distributions reinvested:
Initial Shares	213,328,839	234,789,824
Service Shares	3,901,763	4,461,319
Cost of shares redeemed:
Initial Shares	(336,093,853)	(578,937,052)
Service Shares	(6,013,411)	(7,770,381)
Increase (Decrease) in Net Assets from Capital Stock Transactions	113,830,485	17,345,138
Total Increase (Decrease) in Net Assets	102,389,863	479,024,841
Net Assets ($):
Beginning of Period	3,443,236,063	2,964,211,222
End of Period	3,545,625,926	3,443,236,063
Capital Share Transactions (Shares):
Initial Shares
Shares sold	3,145,957	4,793,050
Shares issued for distributions reinvested	2,973,224	3,264,012
Shares redeemed	(4,405,328)	(7,777,351)
Net Increase (Decrease) in Shares Outstanding	1,713,853	279,711
Service Shares
Shares sold	15,032	22,174
Shares issued for distributions reinvested	54,263	61,953
Shares redeemed	(78,623)	(104,479)
Net Increase (Decrease) in Shares Outstanding	(9,328)	(20,352)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	79.76	69.08	57.81	77.81	64.27	59.95
Investment Operations:
Net investment income(a)	.43	.86	.89	.85	.80	.88
Net realized and unrealized gain (loss) on investments	3.86	15.51	13.62	(14.27)	16.71	8.01
Total from Investment Operations	4.29	16.37	14.51	(13.42)	17.51	8.89
Distributions:
Dividends from net investment income	(.42 )	(.88 )	(.90 )	(.85 )	(.81 )	(.90 )
Dividends from net realized gain on investments	(4.62)	(4.81)	(2.34)	(5.73)	(3.16)	(3.67)
Total Distributions	(5.04)	(5.69)	(3.24)	(6.58)	(3.97)	(4.57)
Net asset value, end of period	79.01	79.76	69.08	57.81	77.81	64.27
Total Return (%)	6.04 (b)	24.67	25.93	(18.31)	28.40	18.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27 (c)	.27	.27	.26	.26	.27
Ratio of net expenses to average net assets	.27 (c),(d)	.27 (d)	.27 (d)	.26 (d)	.26	.27
Ratio of net investment income to average net assets	1.13 (c),(d)	1.16 (d)	1.42 (d)	1.35 (d)	1.14	1.57
Portfolio Turnover Rate	.93 (b)	2.65	2.32	1.85	3.62	3.58
Net Assets, end of period ($ x 1,000)	3,481,858	3,378,132	2,906,425	2,540,045	3,272,702	2,718,274

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	79.99	69.27	57.97	78.00	64.37	60.03
Investment Operations:
Net investment income(a)	.33	.68	.73	.69	.63	.74
Net realized and unrealized gain (loss) on investments	3.88	15.54	13.65	(14.30)	16.75	8.02
Total from Investment Operations	4.21	16.22	14.38	(13.61)	17.38	8.76
Distributions:
Dividends from net investment income	(.32 )	(.69 )	(.74 )	(.69 )	(.59 )	(.75 )
Dividends from net realized gain on investments	(4.62)	(4.81)	(2.34)	(5.73)	(3.16)	(3.67)
Total Distributions	(4.94)	(5.50)	(3.08)	(6.42)	(3.75)	(4.42)
Net asset value, end of period	79.26	79.99	69.27	57.97	78.00	64.37
Total Return (%)	5.92 (b)	24.34	25.60	(18.52)	28.11	17.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52 (c)	.52	.52	.51	.51	.52
Ratio of net expenses to average net assets	.52 (c),(d)	.52 (d)	.52 (d)	.51 (d)	.51	.52
Ratio of net investment income to average net assets	.88 (c),(d)	.91 (d)	1.17 (d)	1.10 (d)	.89	1.32
Portfolio Turnover Rate	.93 (b)	2.65	2.32	1.85	3.62	3.58
Net Assets, end of period ($ x 1,000)	63,768	65,104	57,786	51,121	68,792	195,831

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s index manager (the “Index Manager”).
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value of Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,521,083,964	—	—	3,521,083,964
Investment Companies	22,288,863	—	—	22,288,863
	3,543,372,827	—	—	3,543,372,827
Other Financial Instruments:
Futures††	884,401	—	—	884,401
	884,401	—	—	884,401

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $3,885 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	39,979,929
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(39,979,929)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $37,798,883 and long-term capital gains $201,452,260. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Index-Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, for its services to the fund, excluding services related to shareholder reporting and regulatory services for the fund.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $77,324 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2025, Initial shares were charged $6,405 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $661 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $244.
During the period ended June 30, 2025, the fund was charged $15,577 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $696,924, Distribution Plan fees of $12,927, Chief Compliance Officer fees of $4,320, Transfer Agent fees of $221 and Shareholder and regulatory reports service fees of $6,167.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2025, amounted to $31,269,335 and $62,664,371, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended June 30, 2025 is discussed below.
Deposits with Broker: The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2025 are set forth in the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	884,401 (1)	Equity Risk	-
Gross fair value of derivative contracts	884,401		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	671,456	671,456
Total	671,456	671,456

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	2,760,228	2,760,228
Total	2,760,228	2,760,228

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	51,892,398
At June 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,848,224,234, consisting of $2,878,800,528 gross unrealized appreciation and $30,576,294 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $169,339.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Index Management Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Index Manager. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Index Manager.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of S&P 500 index funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all S&P 500 index funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all S&P 500 index funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods and above the Performance Universe median for all periods, except for the two-year period when the fund’s total return performance was at the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three-, five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and index management services provided by the Adviser and Index Manager, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses. The Board noted, however, that the Expense Group included funds that charged 12b-1 fees and/or non-12b-1 service fees, whereas, the fund’s Initial shares are not subject to such fees. Had the 12b-1/non-12b-1 fees applicable to the fund’s Service shares been included in the comparison with the Expense Group, the fund’s total expenses would have been higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Index Manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Index Manager in relation to the fee payable to the Adviser by the fund and the respective services provided by the Index Manager and the Adviser. The Board also took into consideration that the Index Manager’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Index Manager are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Index Manager, of the Adviser and the Index Manager and the services provided to the fund by the Adviser and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0763NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 8, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)